Expense Example, No Redemption {- Franklin New York Tax-Free Income Fund} - Franklin New York Tax-Free Income Fund-22 - Franklin New York Tax-Free Income Fund - Class C	Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 120
3 Years	375
5 Years	649
10 Years	$ 1,432